                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06-30-2009

Check here if Amendment [_]; Amendment Number:
                                               ---------------------
   This Amendment (Check only one.):  [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     DSM Capital Partners
Address:  320 East Main Street
          Mount Kisco, NY 10549

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Stephen E. Memishian
Title:    Managing Partner
Phone:    914-242-1900

Signature, Place, and Date of Signing:


  /s/ Stephen E. Memishian           Mount Kisco, NY              08/13/09
---------------------------   -----------------------------   ------------------
        [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number    Name
    28-
    ----------------------  ----------------------------------------------------
    [Repeat as necessary.]

Report Summary:

Number of Other Included Managers:                   0

Form 13F Information Table Entry Total:             57

Form 13F Information Table Value Total:  1,515,562,000
                                         -------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    NONE

    [Repeat as necessary.]

                                    FORM 13F
                                As of: 06/30/2009
                                                                  (SEC USE ONLY)
Page 1 of 1
                 Name of Reporting Manager: DSM Capital Partners

                                                                                 ITEM 6:
                                                                        Investment Discretion                      ITEM 8:
                     ITEM 2:                             ITEM 5:  ------------------------------  ITEM 7:  Voting Authority (Shares)
                      Title    ITEM 3       ITEM 4:     Shares of           b) Shared            Managers --------------------------
      ITEM 1:           of     CUSIP      Fair Market   Principal           as defined c) Shared    see       a)      b)       c)
   Name of Issuer     Class    Number        Value        Amount   a) Sole  in Inst. V   Other   instr. V    Sole   Shared    None
-------------------- ------- --------- ---------------- --------- --------- ---------- --------- -------- --------- ------ ---------
Adobe                Common
                     Stocks  00724F101    38,144,183.80 1,347,851 1,347,851        0         0              589,415    0     758,436
Alexion              Common
Pharmaceuticals      Stocks  015351109       544,296.40    13,240    13,240        0         0                    0    0      13,240
Amazon.com           Common
                     Stocks  023135106    22,892,221.42   273,634   273,634        0         0              119,129    0     154,505
Apple Computer       Common
                     Stocks  037833100    63,393,172.18   445,083   384,726        0         0              194,895    0     250,188
Baxter International Common
                     Stocks  071813109    16,551,165.80   312,522   312,522        0         0              136,457    0     176,065
Beckman Coulter      Common
                     Stocks  075811109     1,080,517.40    18,910    18,910        0         0                    0    0      18,910
C. R. Bard           Common
                     Stocks  067383109    50,825,451.45   682,679   682,679        0         0              289,611    0     393,068
Caci International   Common
                     Stocks  127190304       894,347.40    20,940    20,940        0         0                    0    0      20,940
Celgene              Common
                     Stocks  151020104   127,562,345.88 2,666,437 2,666,437        0         0            1,230,151    0   1,436,286
Charles Schwab       Common
                     Stocks  808513105    44,945,215.06 2,562,441 2,562,441        0         0            1,115,567    0   1,446,874
Chattem              Common
                     Stocks  162456107       818,221.50    12,015    12,015        0         0                    0    0      12,015
Church & Dwight      Common
                     Stocks  171340102       863,529.00    15,900    15,900        0         0                    0    0      15,900
Cisco Systems        Common
                     Stocks  17275R102    37,862,203.55 2,030,145 2,030,145        0         0              885,358    0   1,144,787
Cognizant            Common
Technology Solutions Stocks  192446102       51,839,358 1,941,549 1,941,549        0         0              830,659    0   1,110,890
Colgate-Palmolive    Common
Company              Stocks  194162103        1,750,815    24,750    24,750        0         0                2,550    0      22,200
Conceptus, Inc.      Common
                     Stocks  206016107     1,260,993.50    74,615    74,615        0         0                    0    0      74,615
Cubist               Common
Pharmaceuticals      Stocks  229678107       931,988.85    50,845    50,845        0         0                    0    0      50,845
CVS Caremark         Common
                     Stocks  126650100    54,182,410.84 1,700,107 1,700,107        0         0              733,935    0     966,172
DaVita Inc.          Common
                     Stocks  23918K108        1,335,420    27,000    27,000        0         0                    0    0      27,000
Devry                Common
                     Stocks  251893103     1,082,115.00    21,625    21,625        0         0                    0    0      21,625
DG Fastchannel       Common
                     Stocks  23326R109       717,817.50    39,225    39,225        0         0                    0    0      39,225
Dolby Laboratories   Common
                     Stocks  25659T107    16,869,796.20   452,516   452,516        0         0              185,516    0     267,000
Dun & Bradstreet     Common
                     Stocks  26483E100     1,047,202.95    12,895    12,895        0         0                    0    0      12,895
Expeditors           Common
International        Stocks  302130109    45,365,304.58 1,360,687 1,360,687        0         0              579,995    0     780,692
F5 Networks          Common
                     Stocks  315616102     1,352,558.80    39,080    39,080        0         0                    0    0      39,080
FLIR Systems         Common
                     Stocks  302445101       392,092.80    17,380    17,380        0         0                    0    0      17,380
Genoptix             Common
                     Stocks  37243V100     1,140,603.45    35,655    35,655        0         0                    0    0      35,655
Gen-Probe Inc.       Common
                     Stocks  36866T103    51,954,445.16 1,207,962 1,207,962        0         0              507,426    0     700,536
Genzyme              Common
                     Stocks  372917104    94,458,127.66 1,696,751 1,696,751        0         0              742,204    0     954,547
Google               Common
                     Stocks  38259P508    91,102,648.08   216,093   216,093        0         0              101,142    0     114,951
Henry Schein         Common
                     Stocks  806407102     1,730,755.25    36,095    36,095        0         0                    0    0      36,095
Huron Consulting     Common
Group                Stocks  447462102       810,180.75    17,525    17,525        0         0                    0    0      17,525
IDEXX Laboratories   Common
                     Stocks  45168D104        1,161,468    25,140    25,140        0         0                    0    0      25,140
Intuitive Surgical   Common
                     Stocks  46120E602    41,206,969.36   251,784   251,784        0         0              106,431    0     145,353
ManTech              Common
International        Stocks  564563104       872,420.80    20,270    20,270        0         0                    0    0      20,270
McAfree              Common
                     Stocks  579064106     1,409,989.80    33,420    33,420        0         0                    0    0      33,420
McDonald's Corp      Common
                     Stocks  580135101       146,599.50     2,550     2,550        0         0                2,550    0           0
Monsanto             Common
                     Stocks  61166W101    87,711,609.78 1,179,871 1,179,871        0         0              550,271    0     629,600
Myriad Genetics      Common
                     Stocks  62855J104        1,035,989    29,060    29,060        0         0                    0    0      29,060
Myriad               Common
Pharmaceuticals      Stocks  62856H107        16,061.10     3,454     3,454        0         0                    0    0       3,454
NetApp Inc.          Common
                     Stocks  64110D104     1,420,924.60    72,055    72,055        0         0                    0    0      72,055
Northern Trust       Common
                     Stocks  665859104    41,317,764.36   769,705   769,705        0         0              338,513    0     431,192
Nuance               Common
Communications       Stocks  67020Y100        1,233,837   101,970   101,970        0         0                    0    0     101,970
Parexel              Common
International        Stocks  699462107     1,352,942.30    94,085    94,085        0         0                    0    0      94,085
PepsiCo              Common
                     Stocks  713448108    34,917,406.76   635,324   635,324        0         0              271,133    0     364,191
Pharmaceutical       Common
Product Development  Stocks  717124101    34,070,683.60 1,467,299 1,467,299        0         0              621,339    0     845,960
Qualcomm             Common
                     Stocks  747525103       52,456,363 1,160,539 1,160,539        0         0              505,859    0     654,680
Research In Motion   Common
Limited              Stocks  760975102    32,725,854.85   460,344   460,344        0         0              201,334    0     259,010
SEI Investments      Common
                     Stocks  784117103    63,692,312.28 3,530,616 3,530,616        0         0            1,499,844    0   2,030,772
St. Jude Medical     Common
                     Stocks  790849103       33,583,426   817,115   817,115        0         0              356,885    0     460,230
State Street         Common
                     Stocks  857477103    62,748,481.60 1,329,417 1,329,417        0         0              633,966    0     695,451
Strayer Education    Common
Inc.                 Stocks  863236105     1,082,043.71     4,961     4,961        0         0                    0    0       4,961
Stryker              Common
                     Stocks  863667101    58,444,187.84 1,470,664 1,470,664        0         0              704,908    0     765,756
UTI Worldwide        Common
                     Stocks  G87210103          610,698    53,570    53,570        0         0                    0    0      53,570
Varian Medical       Common
Systems              Stocks  92220P105    33,539,092.12   954,442   954,442        0         0              402,427    0     552,015
Visa Inc.            Common
                     Stocks  92826C839    46,625,518.34   748,884   748,884        0         0              326,414    0     422,470
Western Union        Common
                     Stocks  959802109    56,478,451.60 3,443,808 3,443,808        0         0            1,474,343    0   1,969,465
                                       ----------------
   COLUMN TOTAL$                       1,515,562,600.51
                                       ----------------